Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payments
Summary of the number of shares in active share option plans

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
grant	year	2023	2023	2023	2023	2023	2023	2023	2023	2023	2023
2013	2016	—	495	—	(495)	—	1,042,134	495	(1,032,534)	(10,026)	69
2014	2017	—	14,985	—	(14,985)	—	1,196,188	14,985	(59,322)	—	1,151,851
2015	2018	—	15,985	—	(15,985)	—	1,266,518	15,985	(31,407)	(44)	1,251,052
2016	2019	—	22,192	—	(22,192)	—	1,841,196	22,192	(435,337)	(91)	1,427,960
2017	2020	—	16,294	—	(16,294)	—	1,324,727	16,294	(129,684)	(1,405)	1,209,932
2018	2021	14,597	20,482	—	(35,079)	—	1,987,868	35,079	(451,341)	(7,152)	1,564,454
2019	2022	461,663	40,825	(21,670)	(480,818)	—	2,213,079	480,818	(919,141)	(3,758)	1,770,998
2020	2023	3,186,387	68,967	(1,141,319)	(2,114,035)	—	—	2,114,035	(872,037)	—	1,241,998
2021	2024	3,797,985	—	(165,786)	—	3,632,199	—	—	—	—	—
2022	2025	4,845,900	31,248	(205,496)	(5,951)	4,665,701	—	5,951	—	—	5,951
2023	2026	—	5,876,229	(1,179,468)	(57,770)	4,638,991	—	57,770	(57,770)	—	—

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
grant	year	2022	2022	2022	2022	2022	2022	2022	2022	2022	2022
2012	2015	—	—	—	—	—	168,551	—	(168,426)	(125)	—
2013	2016	—	16,964	—	(16,964)	—	1,025,307	16,964	(137)	—	1,042,134
2014	2017	—	19,487	—	(19,487)	—	1,188,070	19,487	(11,367)	(2)	1,196,188
2015	2018	—	21,107	—	(21,107)	—	1,364,269	21,107	(118,858)	—	1,266,518
2016	2019	—	30,808	—	(30,808)	—	1,942,074	30,808	(131,628)	(58)	1,841,196
2017	2020	—	24,878	—	(24,878)	—	1,625,618	24,878	(324,744)	(1,025)	1,324,727
2018	2021	891,744	34,531	(5,910)	(905,768)	14,597	1,538,591	905,768	(451,433)	(5,058)	1,987,868
2019	2022	4,776,149	132,345	(332,441)	(4,114,390)	461,663	—	4,114,390	(1,878,327)	(22,984)	2,213,079
2020	2023	3,471,012	—	(284,625)	—	3,186,387	—	—	—	—	—
2021	2024	4,137,673	—	(339,688)	—	3,797,985	—	—	—	—	—
2022	2025	—	4,964,496	(118,596)	—	4,845,900	—	—	—	—	—

		Share options outstanding					Share options exercisable
		Scheme	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
		interest at	awarded	lapsed	vested	outstanding at	exercisable at	vested	exercised	lapsed	exercisable at
Year of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
grant	year	2023	2023	2023	2023	2023	2023	2023	2023	2023	2023
2023	2026	—	1,163,570	(130,820)	(21,330)	1,011,420	—	21,330	(21,330)	—	—